RELATED PARTY TRANSACTIONS - Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
Marigold Mining Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
SGO Mining Inc. (formerly Claude Resources Inc.)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Puna Operations Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	75.00%
SSR Durango, S.A. de C.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Reliant Ventures S.A.C.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Intertrade Metals Limited Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%